Data Comparison
Run Date - 10/8/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
M4DSQFXF5V3	XXXXXX	XXXXXX		XXXX	XX.XX%	XX.XX%	X.XX%	X.XX%	Review XX% DTI was lower than the XX% DTI. TRhe loan file contained a post closing AUS dated XX/XX/XXXX (Pg XXX) reflecting a XX.XX% DTI review unable to replicate post closing AUS calculations.	Initial
M4DSQFXF5V3	XXXXXX	XXXXXX		XXXX		XXXXX			Appraisal pg XXX reflects a detached X unit property	Initial